AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 21, 2012.

No. 333-147622
No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 33	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 34	☒

(Check appropriate box or boxes)

PowerShares Actively Managed Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐           immediately upon filing pursuant to paragraph (b) of Rule 485.

☒          on July 24, 2012 pursuant to paragraph (b) of Rule 485.

☐           60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐           on [date] pursuant to paragraph (a) of Rule 485.

☐           75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐           on [date] pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 21st day of May, 2012.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	May 21, 2012
Andrew Schlossberg

/s/ Sheri Morris	Treasurer	May 21, 2012
Sheri Morris

/s/ Anna Paglia	Secretary	May 21, 2012
Anna Paglia

*/s/ H. Bruce Bond	Trustee	May 21, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	May 21, 2012
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	May 21, 2012
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	May 21, 2012
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	May 21, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	May 21, 2012
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	May 21, 2012
Donald H. Wilson

*By: /s/ Anna Paglia		May 21, 2012
Anna Paglia
Attorney-In-Fact

*           Anna Paglia signs on behalf of the powers of attorney filed herewith.